Bank Loans and Other Borrowings (Details)																										1 Months Ended			3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2023 CNY (¥)	Sep. 18, 2023 CNY (¥)	Sep. 14, 2023 CNY (¥)	Sep. 01, 2023 CNY (¥)	Aug. 15, 2023 CNY (¥)	Aug. 14, 2023 CNY (¥)	Jul. 31, 2023 CNY (¥)	Jul. 20, 2023 CNY (¥)	Jul. 19, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 07, 2023 CNY (¥)	Jun. 05, 2023 CNY (¥)	May 29, 2023 CNY (¥)	Apr. 30, 2023 CNY (¥)	Mar. 17, 2023 CNY (¥)	Jan. 16, 2023 CNY (¥)	Jan. 13, 2023 CNY (¥)	Nov. 08, 2022 CNY (¥)	Nov. 08, 2022 CNY (¥)	Sep. 09, 2022 CNY (¥)	Mar. 16, 2022 CNY (¥)	Sep. 13, 2021 CNY (¥)	Jul. 12, 2021 CNY (¥)	May 02, 2020 CNY (¥)	May 02, 2020 USD ($)	Sep. 30, 2023 CNY (¥)	Jul. 31, 2023 CNY (¥)	Apr. 30, 2023 CNY (¥)	Jul. 31, 2023 CNY (¥)	Jul. 17, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 27, 2023 USD ($)	Sep. 27, 2023 CNY (¥)	Jul. 18, 2023 CNY (¥)	Nov. 25, 2022	May 06, 2022 CNY (¥)	Mar. 16, 2022 USD ($)
Bank Loans and Other Borrowings (Details) [Line Items]
Amount drawn or borrowed																	¥ 36,400,000
Repaid amount																										¥ 29,700,000	¥ 32,400,000	¥ 20,900,000
Investments amount																										30,000,000					¥ 30,000,000
Prepayment loan (in Dollars) | $																																							$ 40,000,000
Repaid amount							¥ 32,400,000			¥ 31,700,000				¥ 20,900,000								¥ 2,900,000								¥ 2,900,000				¥ 4,700,000
Interest expense																															¥ 14,900,000		¥ 15,200,000	32,000,000		¥ 2,800,000		¥ 5,800,000
Accrued interest on loan																																		23,400,000	$ 3,400,000
Minimum [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
EBITDA margin percentage																															20.00%	20.00%
Royalty rate																															1.50%	1.50%
Maximum [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
EBITDA margin percentage																															25.00%	25.00%
Royalty rate																															3.50%	3.50%
Subsequent Event [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Prepayment loan (in Dollars) | $																																							$ 40,000,000
China Guangfa Bank Co., Ltd. [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Credit facility																						¥ 100,000,000
Term of credit facility																						3 years
Amount drawn or borrowed																						¥ 45,400,000										$ 45,400,000
Annual interest rate																						5.66%
Amount drawn or borrowed																						¥ 41,200,000
Shanghai Pudong Development Bank Co Ltd Shenyang Branch Three [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Credit facility																							¥ 140,000,000
Term of credit facility																							3 years
Shanghai Pudong Development Bank Co., Ltd Shenyang Branch [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Credit facility																							¥ 140,000,000																	¥ 6,000,000
Term of credit facility																							3 years
Amount drawn or borrowed																							¥ 83,000,000
Annual interest rate																							5.30%
R-Bridge Healthcare Fund, LP [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Credit facility																					¥ 274,868,000																							$ 40,000,000
Term of credit facility																					54 months
YS Group [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Accrued interest																															¥ 4,400,000	600,000
Debt instrument periodic payment																			¥ 722,222
Repayments of debt																								¥ 869,000
YS Group [Member] | Minimum [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Repayment of debt																										400,000,000					400,000,000
YS Group [Member] | Maximum [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Repayment of debt																										¥ 500,000,000					¥ 500,000,000
China CITIC Bank Shenyang Tiexi Branch [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Credit facility																	40,000,000																								¥ 3,550,600		¥ 5,000,000
Repaid amount																	¥ 23,600,000												¥ 4,700,000
Letters of credit issued																																		¥ 4,700,000
Annual interest rate																																											3.25%
China Construction Bank Shenyang Heping Branch [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Credit facility				¥ 33,200,000				¥ 712,400			¥ 14,700,000					¥ 988,000
Term of credit facility				1 year				1 year			18 months					1 year
Amount drawn or borrowed															¥ 4,400,000					¥ 31,300,000
Repaid amount	¥ 988,000			¥ 8,900,000								¥ 9,700,000
Annual interest rate								3.90%							4.00%	3.90%																										4.00%
Zhongguancun Technology Leasing Co., Ltd [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Credit facility																		¥ 26,000,000	¥ 26,000,000
Term of credit facility																		1 year	36 months
Repaid amount																		¥ 2,900,000
Repaid amount																			¥ 7,200,000
Annual interest rate																		5.00%	5.00%
Debt instrument periodic payment																		¥ 8,600,000	¥ 8,700,000
Last repayment																		722,230	722,230
Loan outstanding																		¥ 23,100,000	¥ 18,800,000
CITIC Financial Leasing Co., Ltd [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Credit facility													¥ 40,000,000
Term of credit facility					1 year
Amount drawn or borrowed | $																																$ 3,200,000
Repaid amount													¥ 3,200,000
Debt instrument periodic payment					¥ 12,800,000
Loan outstanding amount					¥ 36,800,000
Minsheng Bank Shenyang Huanghe Street Branch [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Credit facility									¥ 11,300,000
Term of credit facility									1 year
Industrial Bank Shenyang Branch [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Credit facility		¥ 29,800,000	¥ 16,000,000			¥ 4,000,000
Term of credit facility		1 year	3 years			3 years
Citi Bank [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Amount drawn or borrowed																								¥ 1,103,609	$ 166,400
Annual interest rate																								1.00%	1.00%
Repayments of debt																									$ 129,422											¥ 235,000	$ 36,978
R-Bridge Healthcare Fund, LP [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Annual interest rate																					4.00%																							4.00%
R-Bridge Healthcare Fund, LP [Member] | Minimum [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Royalty rate																																		1.50%	1.50%
R-Bridge Healthcare Fund, LP [Member] | Maximum [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Royalty rate																																		3.50%	3.50%
CITIC Bank Shenyang Tiexi Branch [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Annual interest rate																	5.00%
R-Bridge Healthcare Fund, LP [Member] | R-Bridge Healthcare Fund, LP [Member]
Bank Loans and Other Borrowings (Details) [Line Items]
Credit facility																					¥ 287,192,000